SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 7 - SHAREHOLDERS’ EQUITY

A.	The rights of ordinary shares are as follows:

(1)	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

(2)	On February 21, 2024, the Company convened an extraordinary general meeting of shareholders (the “Meeting”). At the Meeting, the shareholders of the Company approved (i) the cancelation of the par value of the Company’s registered and issued ordinary shares; (ii) an increase of the Company’s registered share capital from 12,500,000 ordinary shares to 100,000,000 ordinary shares; and (iii) to amend the Company’s Amended and Restated Articles of Association accordingly.

B.	Issuance of ordinary shares and warrants:

(1)	Immediately prior to the completion of the Company’s initial public offering (“IPO”) in April 2022, an automatic conversion according to a Simple Agreement for Future Equity (“SAFE”) resulted in the issuance of 1,009 warrants to purchase ordinary shares to the SAFE investors. The warrants are exercisable at an exercise price of $991.20 per ordinary share, became exercisable upon issuance, and will expire five years from their issuance date (April 2027). These warrants are classified as equity instruments in accordance with ASC 815-40.

(2)	On April 4, 2022, the Company completed its IPO. As part of the securities issued pursuant to the IPO the Company issued warrants exercisable into an aggregate of 18,147 ordinary shares. These warrants are exercisable at an exercise price of $991.20 per ordinary share, became exercisable upon issuance, and will expire five years from the IPO date (April 2027). These warrants are classified as equity instruments in accordance with ASC 815-40.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (Cont.)

B.	Issuance of Ordinary shares and warrants (Cont.):

(3)	In May 2023, the Company executed a series of transactions raising aggregate gross proceeds of $6,000 (approximately $5,397after deducting issuance costs), as follows:

On May 11, 2023 the Company completed the closing of definitive agreements with investors (i) in a registered direct offering, for the purchase and sale of 16,447 ordinary shares and (ii) in a concurrent private placement to the same investors, for the issuance of 16,447 warrants, each to purchase one ordinary share at an exercise price of $201.6 per share. The private placement warrants were exercisable upon issuance and have a 5-year term from the initial exercise date. These warrants are being accounted for as equity instruments in accordance with the guidance contained in ASC 815-40. The aggregate gross proceeds to the Company of the registered direct offering and concurrent private placement were approximately $3,000.

In a concurrent private placement, the Company issued an aggregate of 16,447 ordinary shares and 16,447 five-year warrants exercisable at $201.6 per share to an additional investor. This transaction was subject to approval by the Company’s shareholders, and the shareholders approved the transaction on June 18, 2023. The aggregate gross proceeds from this placement were approximately $3,000.

In January 2024, the investors from the private placement from May 2023 exercised 16,447 warrants to purchase ordinary shares on a cashless basis. As a result of the cashless exercises, the Company issued 6,033 ordinary shares to such investors.

(4)	Credit Facility and Facility Warrants

On January 9, 2024, the Company entered into a credit facility agreement with a global investment firm (the “Lender”) for up to $6,000, with an additional amount of up to $3,000 subject to certain conditions (the “Credit Facility”). The Credit Facility bore interest at 8% per annum. An initial drawdown of $1,500 was made upon execution.

The Credit Facility was terminated on March 1, 2024, upon the Company’s completion of equity financing transactions exceeding $5,000 in aggregate in connection with the January 2024 PIPE (see Note 7B(5)), resulting in the termination of the Lender’s remaining funding obligations, according to the Credit Facility agreement.

Until the completion of an equity financing transactions in an aggregate amount of at least $5,000, the Company had the right to convert up to $1,500 of the outstanding loan balance, including accrued interest, into ordinary shares in connection with a financing transaction. In connection with the January 2024 PIPE, $500 of the outstanding loan was converted into equity (see Note 7B(5)).

As part of the Credit Facility, the Company issued warrants to purchase ordinary shares (the “Facility Warrants”). The Facility Warrants were initially exercisable for 80,645 ordinary shares at an exercise price of $93.00 per share and have a contractual term of five years.

The Facility Warrants were classified on the issuance date to warrant liabilities, as they were not considered indexed to the Company’s own equity. The fair value of the Facility Warrants at issuance date was $1,229, which was recorded as a discount to the Credit Facility and fully amortized upon termination of the Credit Facility (as detailed above). Accordingly, the Company recognized $1,229 in “Other financing income (expenses), net”, for the year ended December 31, 2024.

Following the expiration of certain adjustment provisions on June 29, 2024, the Company reassessed the Facility Warrants’ current terms and concluded that they were no longer classified as a liability and that they are considered indexed to the Company’s own equity. As a result, the Company classified its warrant liabilities to additional paid in capital in the amount of $6,143.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (Cont.)

B.	Issuance of Ordinary shares and warrants (Cont.):

(4)	Credit Facility and Facility Warrants (Cont.):

The January 2024 PIPE triggered anti-dilution adjustments to the Facility Warrants, resulting in an exercise price of $12.24 per share and an increase in the number of ordinary shares issuable upon exercise to 612,745 shares.

During the year ended December 31, 2024, 374,000 Facility Warrants have been exercised resulting in gross proceeds of approximately $4,578 to the Company.

During the year ended December 31, 2025, additional 198,333 Facility Warrants have been exercised resulting in additional gross proceeds of approximately $2,428 to the Company.

As of December 31, 2025, 40,411 Facility Warrants remained outstanding at an exercise price of $12.24. Subsequent to the balance sheet date, as a result of additional adjustments triggered by ordinary shares issued under the Company’s at-the-market (ATM) offering program (see Note 7B(7)), the number of the remaining Facility Warrants was adjusted to 42,190 and the exercise price was adjusted to $11.724 per ordinary share.

(5)	January 2024 private placement (“PIPE”)

On January 18, 2024, the Company entered into a binding term sheet with a global investment firm, acting as lead investor (the “Lead Investor”), for a private placement of units (the “January 2024 PIPE”).

The January 2024 PIPE closed on January 31, 2024, and the Company raised aggregate consideration of $3,500, consisting of (i) $3,000 in gross cash proceeds from investors ($2,961 net of issuance costs) and (ii) the conversion of $500 of outstanding loan under the Credit Facility.

Pursuant to the definitive documentation, the Company issued an aggregate of 118,473 units (the “Units”), including units issued to investors for cash and units issued to the lender upon conversion of the Credit Facility. Each Unit consisted of (i) one ordinary share and/or a pre-funded warrant to purchase one ordinary share and (ii) one and a half common warrants to purchase ordinary shares. The purchase price per Unit was $29.5425, as fixed in the binding term sheet.

The pre-funded warrants were immediately exercisable at an exercise price of $0.0001 per ordinary share and do not expire until exercised in full. The common warrants, a total of 177,710, were exercisable upon issuance at an exercise price of $29.5425 per share and had a contractual term of 5.5 years, in each case subject to customary adjustments and anti-dilution protection.

The common warrants issued in the January 2024 PIPE, including those issued in connection with the conversion of the Credit Facility, were classified as warrant liabilities upon issuance, as they were not considered indexed to the Company’s own equity.

During February 2024, all pre-funded warrants and common warrants issued in the January 2024 PIPE were exercised in full, resulting in aggregate gross proceeds of approximately $5,250 ($5,063 net of issuance costs).

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (Cont.)

B.	Issuance of Ordinary shares and warrants (Cont.):

(6)	Standby Equity Purchase Agreement (“SEPA”)

On October 7, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”), with YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville”).

Pursuant to the SEPA the Company has the right, but not the obligation, to sell to Yorkville from time to time, (each such occurrence, an “Advance”), up to $20.0 million (the “Commitment Amount”), of its ordinary shares during the 36 months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in SEPA. At the Company’s option, the ordinary shares would be purchased by Yorkville from time to time at a price equal to 97% of the lowest of the three daily volume-weighted average prices (“VWAPs”) during a three consecutive trading day period commencing on the date that the Company, subject to certain limitations, deliver a notice to Yorkville that it is committing Yorkville to purchase such ordinary shares, (the “Advance Shares”). The Company may also specify a certain minimum acceptable price (“MAP”) per share for each Advance.

As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ordinary shares up to the Commitment Amount, the Company issued 9,623 ordinary shares, (the “Commitment Shares”), to Yorkville and paid structuring fee to an affiliate of Yorkville. The Commitment Shares and the structuring fee were recorded as expenses in “Other financing income (expenses), net”, in the amounts of $152 and $10, respectively.

Pursuant to the SEPA, Yorkville is not obligated to purchase any ordinary shares if such purchases would result in Yorkville and its affiliates beneficially owning more than 4.99% of the Company’s outstanding ordinary shares or voting power

On February 26, 2025, the Company entered into an amendment to the SEPA pursuant to which the commitment amount was increased to $30.0 million, while all other terms of the SEPA remained unchanged.

The Company evaluated the right to require Yorkville to purchase ordinary shares in the future (“put right”) embedded in the SEPA in accordance with ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity”, and concluded that it represents an equity-linked contract that does not qualify for equity classification and therefore meets the definition of a derivative liability. Accordingly, the put right is measured at fair value at each reporting date, with changes in fair value recognized in the statements of comprehensive loss. The put right is classified as a Level 2 instrument within the fair value hierarchy. The Company analyzed the terms of the freestanding put right and concluded that its fair value was immaterial as of December 31, 2025, and December 31, 2024.

During the year ended December 31, 2024, the Company issued an aggregate of 470,553 ordinary shares to Yorkville as Advance Shares (not including the Commitment Shares) for aggregate gross proceeds of approximately $10,771. An amount of $1,346 was recorded as expenses in “Revaluation of derivatives and warrants liabilities” regarding this issuance of ordinary shares.

During the year ended December 31, 2025, the Company issued an aggregate of 269,810 additional ordinary shares to Yorkville, resulting in additional aggregate gross proceeds of approximately $7,537 to the Company.

An amount of $380 and $1,346 was recorded as expenses in “Revaluation of derivatives, warrant liabilities and other” regarding these issuances of ordinary shares, for the years ended December 31, 2025, and December 31, 2024, respectively.

On April 24, 2025, concurrently with the entry into the ATM Sales Agreement (see Note 7B(7) below), the Company reduced the maximum aggregate offering price registered under the SEPA to zero.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (Cont.)

B.	Issuance of Ordinary shares and warrants (Cont.):

(7)	At-the-Market Offering

On April 24, 2025, the Company entered into a Sales Agreement (the “ATM Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”), pursuant to which the Company may offer and sell, from time to time through A.G.P., ordinary shares in an at-the-market (“ATM”) offering for aggregate gross proceeds of up to $11.3 million. The ATM offering is conducted under the Company’s shelf registration statement on Form F-3, which was declared effective by the SEC on April 23, 2024. A.G.P. acts as sales agent and is entitled to a 3.0% commission on gross proceeds from any sales.

During the year ended December 31, 2025, the Company sold an aggregate of 175,574 ordinary shares under the ATM Sales Agreement, for total gross proceeds of approximately $2,195.

On December 5, 2025, the Company increased the aggregate offering price of the ATM to up to approximately $13.7 million. The updated maximum amount does not include approximately $2.19 million of ordinary shares sold under the ATM Sales Agreement prior to that date.

Subsequent to December 31, 2025, the Company issued an additional 78,500 ordinary shares, resulting in gross proceeds of approximately $894 thousand.

C.	Issuance of shares to service providers:

On August 25, 2025, the Company entered into agreements with two independent service providers for the provision of investor relations and business development services. Each agreement covers a service period of 18 months. As consideration for these services, the Company granted 16,667 fully vested ordinary shares to each service provider.

In accordance with ASC 718, “Compensation - Stock Compensation”, the fair value of equity instruments issued to service providers is measured on the grant date and recognized as an expense over the period in which the related services are rendered. However, because the shares granted were fully vested upon issuance and the Company retains no contractual right to cancel or reclaim any portion of the shares, the Company concluded that no future service conditions exist. As a result, the entire expense associated with these share issuances was recognized immediately on the grant date.

The fair value of the shares was determined based on the Company’s share price on the grant date, $11.46 per share, resulting in an expense of $191 for each service provider ($382 in total) recorded for the year ended December 31, 2025, within general and administrative expenses.

D.	Equity Incentive Plan:

In January 2017, the Company’s board of directors (the “Board”) authorized an incentive share option plan which was last amended on March 28, 2024 (“2017 Plan”). The 2017 Plan provides for the grant of incentive share options and restricted share units (RSUs) to employees and service providers of the Company.

As of December 31, 2025, and consistent with the Company’s most recent Form S-8 registration, the cumulative number of ordinary shares authorized and registered for issuance under the 2017 Plan totals 309,625 ordinary shares.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (Cont.)

E.	Restricted Share Units (RSUs) and Options to employees and service providers

The Company granted options to employees and directors through December 31, 2025. The fair value of options granted during 2025, 2023 and 2022 was estimated using the Black-Scholes option pricing model. The model was based on the following assumptions: share price of $9.0 – $25.5, expected volatility of 68%, risk-free interest rates of 2.83% – 3.66%, dividend yield of 0%, and expected life of the options of up to 10 years.

(1)	The following table summarizes the option activity for options to employees, officers and directors:

	For the year ended December 31,
	2025			2024			2023
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price (*)	Weighted average remaining contractual life
		$			$			$
Outstanding as of beginning of period	6,018	513.9	6.79	9,877	489.6	6.16	7,907	528.0	8.2
Granted	17,400	15.318	9.91	—	—	—	2,291	444.0	9.75
Exercised	—	—	—	—	—	—	—	—	—
Forfeited or expired	(121)	444.0	—	(3,859)	444.0	—	(321)	444.0	—

Outstanding as of end of period	23,297	141.85	8.88	6,018	513.9	6.79	9,877	489.6	6.16
Exercisable as of end of period	5,469	520.79	5.65	4,571	536.1	6.28	5,246	523.2	4.12

(*)	Regarding repricing during 2022, see Note 7E(4)(e) below.

The weighted average fair value of options granted during the years ended December 31, 2025, 2024 and 2023 was $0.21, $0.53 and $0.13 and per share, respectively.

(2)	A summary of the Company’s RSUs activity is as follows:

	For the year ended December 31,
	2024	2025

Unvested at beginning of year	—	87,646
Granted	100,200	153,459
Vested	(7,588)	(72,457)
Forfeited	(4,966)	(10,995)
	87,646	157,653

The weighted average fair values at grant date of RSUs for the years ended December 31, 2025 and December 31, 2024 were $0.41 and $0.53 per share, respectively.

(3)	As of December 31, 2025, the total unrecognized share-based payment expenses related to nonvested awards was $2,356, which is expected to be recognized over the next 3 years.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (Cont.)

E.	Restricted Share Units (RSUs) and Options to employees (Cont.)

(4)	Options granted:

a)	In October 2020, the Company granted to its former CEO options to purchase 257 ordinary shares at an exercise price of $1,473.30 per share (see also subsection (e) below) subject to performance-based vesting conditions tied to cumulative order backlog targets and continued service. As the Company did not meet the required targets, all 257 options expired in 2022 and 2024.

For the year ended December 31, 2025, no income or expenses was recognized in respect of this grant. For the years ended December 31, 2024 and 2023, the Company recognized income of $67 and an expense of $20, respectively, related to this grant.

b)	On November 3, 2020, the Company granted options to purchase 238 ordinary shares to its employees at an exercise price of $1,473.30 per share (see also subsection (e) below). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the year ended December 31, 2023, the Company recorded an expense of $45, and no expenses recorded in 2025 and 2024 in respect of such grant.

c)	On May 11, 2022, the Company granted to three officers’ options to purchase 2,280 ordinary shares including 650 to its former CEO, at an exercise price of $444.00 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on May 11, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2025, 2024 and 2023, The Company recorded an expense of $18, $49 and $96 respectively, in respect of such grant.

d)	On May 11, 2022, and June 6, 2022, the Company granted to four of its directors (including one former director) options to purchase 499 ordinary shares and 166 ordinary shares, respectively, with an exercise price of $444.00 per share. Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months. For the years ended December 31, 2025, 2024 and 2023, the Company recorded an expense of $8, $20 and $27 respectively, in respect for such grant.

e)	On September 13, 2022, in accordance with the terms of the 2017 Plan, the Board approved a modification of 1,565 outstanding options held by officers and employees that had an exercise price of $1,473.30 per share and reduced the exercise price to $444.00 per share. This resolution was effective from November 3, 2022, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $51, as share based payment expenses. The additional fair value resulting from the modification, approximately $30, is being expensed over the remaining vesting period of the modified options.

The modification of 1,534 additional outstanding options held by the Company’s former CEO and two Directors was approved by the Board and the Company’s shareholders.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (Cont.)

E.	Restricted Share Units (RSUs) and Options to employees (Cont.)

(4)	Options granted (Cont.):

f)	On September 13, 2022, the Company granted 1,050 options to its employees at an exercise price of $444.00 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 13, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2025, 2024 and 2023, the Company recorded an expense of $5, $19 and $22 respectively, in respect for such grant.

g)	On September 13, 2022, the Company granted 417 options to two of its officers at an exercise price of $444.00 per share. These options expire 10 years after their grant date and vest in twelve equal quarterly tranches over a period of three years. For the years ended December 31, 2025, 2024 and 2023, the Company recorded an expense of $5, $7 and $12 respectively, in respect for such grant.

h)	During the period from June 2023 to October 2023, the Company granted a total of 2,291 options to its employees (including 1,417 to its former CEO and 166 to one of its former director) at an exercise price of $444.00 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on June 18, 2024 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the year ended December 31, 2025 and 2024 and 2023, the Company recorded an expense of $13, $14 and $5 respectively, in respect of such grants.

i)	In December 2025, the Company granted 17,400 options to its CEO. The grant was approved by the Company’s shareholders at the shareholders’ meeting held on December 1, 2025. One-third of the options shall vest on June 30, 2026, and the remaining options shall vest in equal portions over the subsequent eight quarters thereafter. The exercise price of the options is $15.318 per share. For the year ended December 31, 2025, the Company recognized share-based compensation expenses of approximately $19 thousand in respect of this grant.

(5)	RSUs granted

a)	During the year ended December 31, 2024, the Company granted a total of 100,200 ordinary shares underlying RSUs to its employees and service providers (including 11,200 to its former CEO and 13,035 to members of the Board and the Chairman of the Board). The RSUs vest over 36 months, with one-third vesting after one year and the remaining RSUs vesting over the following eight quarters. Some RSUs vest equally over twelve quarters. For the year ended December 31, 2025 and 2024, the Company recorded an expense of $470 and $172 respectively, in respect for such grants.

b)	During the year ended December 31, 2025, the Company granted a total of 149,467 ordinary shares underlying RSUs to its employees and service providers (including 27,000 to its CEO and 18,167 to members of the Board and the Chairman of the Board). The RSUs vest over 36 months, with one-third vesting after one year and the remaining RSUs vesting over the following eight quarters. Some RSUs vest equally over twelve quarters. In addition, certain RSUs vest with one-quarter vesting immediately upon grant and the remaining RSUs vesting over the following nine quarters. For the year ended December 31, 2025 the Company recorded an expense of $541 in respect of these grants.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (Cont.)

F.	Share Based Payment Expenses:

The total share-based payment expense related to shares, options and RSUs granted to employees and service providers comprised, at each period, as follows:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	7	--	—
Other financing expenses	—	152	—
Research and development	537	120	61
General and administrative	916	126	212
Total share-based payment expense	$1,460	$398	$273